                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         July 25, 2001
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $455,222
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                            03/31/01

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7         COLUMN 8

                                                              QUANTITY
                                                MARKET
                         TITLE                  VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL  DISCRETION     MGRS    SOLE     SHARED    NONE
--------------           --------    -----      -------   ------   --------  ----------     ----    -----------------------
White Mountain
 Insurance             common        g9618e107      5339   14189   sh       14189           N/A       14189  N/A       N/A
RailAmerica, Inc.      common        750753105       206   18000   sh       18000           N/A       18000  N/A       N/A
East West Bank         common        27579R104       486   18000   sh       18000           N/A       18000  N/A       N/A
Actrade Financial
 Tchn-(>2yr)           common        00507P102       463   20000   sh       20000           N/A       20000  N/A       N/A
Advanta Cl. B          common        007942204       314   22500   sh       22500           N/A       22500  N/A       N/A
Coldwater Creek Inc.   common        193068103       679   26110   sh       26110           N/A       26110  N/A       N/A
Standard Register      common        853887107       625   33790   sh       33790           N/A       33790  N/A       N/A
Markel Corporation     common        570535104      7516   38247   sh       38247           N/A       38247  N/A       N/A
Sirius Satellite
 Radio Inc.            common        82966U103       580   47544   sh       47544           N/A       47544  N/A       N/A
Greka Energy
 Corporation           common        397637109       902   82343   sh       82343           N/A       82343  N/A       N/A
Devon Energy Corp.     common        25179M103      4369   83222   sh       83222           N/A       83222  N/A       N/A
RAIT Investment Trust  common        749227104      1420   86610   sh       86610           N/A       86610  N/A       N/A
Hollinger
 International         common        435569108      1211   88090   sh       88090           N/A       88090  N/A       N/A
American Home
 Mtg Hldg              common        02660M108      1118   93950   sh       93950           N/A       93950  N/A       N/A
Sport-Haley            common        848925103       300  100000   sh       100000          N/A      100000  N/A       N/A
Duke-Weeks Realty
 Corporation           common        264411505      2485  100000   sh       100000          N/A      100000  N/A       N/A
Brown Forman cl B      common        115637209      6520  101975   sh       101975          N/A      101975  N/A       N/A
Sherwin-Williams Co.   common        824348106      2341  105440   sh       105440          N/A      105440  N/A       N/A
Freddie Mac            common        313400301      7180  105517   sh       105517          N/A      105517  N/A       N/A
Telephone & Data
 Systems               common        879433100     11765  108186   sh       108186          N/A      108186  N/A       N/A
RailAmerica, Inc.      common        750753105      1376  120527   sh       120527          N/A      120527  N/A       N/A
AT&T Wireless Group    common        00209A106      1982  121218   sh       121218          N/A      121218  N/A       N/A
Chris Craft            common        170520100      8765  122764   sh       122764          N/A      122764  N/A       N/A
RLI Corp.              common        749607107      5716  127239   sh       127239          N/A      127239  N/A       N/A
McCormick &
 Company, Inc.         common        579780206      5409  128730   sh       128730          N/A      128730  N/A       N/A
USA Education, Inc.    common        90390U102     10198  139700   sh       139700          N/A      139700  N/A       N/A
Philip Morris          common        718154107      7692  151567   sh       151567          N/A      151567  N/A       N/A
V.F. Corporation       common        918204108      5577  153290   sh       153290          N/A      153290  N/A       N/A


                                4




Standard Management    common        853612109      1041  166523   sh       166523          N/A      166523  N/A       N/A
Dun & Bradstreet       common        2.65E+104      4703  166780   sh       166780          N/A      166780  N/A       N/A
Mercury General Corp.  common        589400100      5964  170550   sh       170550          N/A      170550  N/A       N/A
American Financial
 Hldgs.                common        026075101      4602  195010   sh       195010          N/A      195010  N/A       N/A
Moody's Corp           common        615369105      6711  200340   sh       200340          N/A      200340  N/A       N/A
Meredith Corp.         common        589433101      7244  202280   sh       202280          N/A      202280  N/A       N/A
ITLA Capital
 Corporation           common        450565106      3910  217200   sh       217200          N/A      217200  N/A       N/A
Innovative Solutions   common        45769N105      3140  218040   sh       218040          N/A      218040  N/A       N/A
America First
 Mortgage              common        023934102      1669  224900   sh       224900          N/A      224900  N/A       N/A
Scientific Games
 Corp.                 common        80874P109      1448  245770   sh       245770          N/A      245770  N/A       N/A
UST Inc.               common        902911106      7316  253510   sh       253510          N/A      253510  N/A       N/A
Saxon Cap Aquisition
 Corp                  common        80556P203      2813  281330   sh       281330          N/A      281330  N/A       N/A
CenturyTel Inc.        common        156700106      8804  290560   sh       290560          N/A      290560  N/A       N/A
Lancaster Colony       common        513847103      9608  291339   sh       291339          N/A      291339  N/A       N/A
Knight-Ridder          common        499040103     17325  292165   sh       292165          N/A      292165  N/A       N/A
Lee Enterprises        common        523768109      9998  302968   sh       302968          N/A      302968  N/A       N/A
Kent Electronics
 Convt.                conv bond     490553aa2       317  320000   prn      320000          N/A      320000  N/A       N/A
Prologis Trust         common        743410102      7450  327886   sh       327886          N/A      327886  N/A       N/A
Danielson Holdings     common        236274106      1478  332210   sh       332210          N/A      332210  N/A       N/A
Reynolds & Reynolds    common        761695105      7310  333051   sh       333051          N/A      333051  N/A       N/A
America Service Group  common        02364l109      9002  351635   sh       351635          N/A      351635  N/A       N/A
Donnelley R R &
 Sons Co               common        257867101     11094  373520   sh       373520          N/A      373520  N/A       N/A
Trinity Industries
 Inc                   common        896522109      7922  386430   sh       386430          N/A      386430  N/A       N/A
Encompass Services     common        29255U104      3523  393611   sh       393611          N/A      393611  N/A       N/A
Washington Mutual      common        939322103     14831  394972   sh       394972          N/A      394972  N/A       N/A
Dial Corp              common        25247D101      6167  432780   sh       432780          N/A      432780  N/A       N/A
Greenpoint Financial
 Corp.                 common        395384100     17759  462474   sh       462474          N/A      462474  N/A       N/A
Dime Bancorp           common        25429Q102     17893  480360   sh       480360          N/A      480360  N/A       N/A
Anthracite Capital     common        037023108      5547  501950   sh       501950          N/A      501950  N/A       N/A
Aceto Corp             common        004446100      5497  548599   sh       548599          N/A      548599  N/A       N/A
Leucadia National      common        527288104     18547  571543   sh       571543          N/A      571543  N/A       N/A
Spherion Inc.          common        848420105      5311  593429   sh       593429          N/A      593429  N/A       N/A
Actrade Financial
 Technologies          common        00507P102     15056  636885   sh       636885          N/A      636885  N/A       N/A
North Fork Bancorp     common        659424105     20565  663376   sh       663376          N/A      663376  N/A       N/A
AT&T Liberty Media
 Grp Cl A              common        001957208     11686  668127   sh       668127          N/A      668127  N/A       N/A
Local Financial
 Corporation           common        539553107      8886  688850   sh       688850          N/A      688850  N/A       N/A
Supreme Ind. Inc       common        868607102      3191  693646   sh       693646          N/A      693646  N/A       N/A




                                5




Annaly Mortgage
 Management            common        035710409      9556  697040   sh       697040          N/A      697040  N/A       N/A
Capital Automotive
 REIT Inc              common        139733109     12907  717030   sh       717030          N/A      717030  N/A       N/A
CNS Inc.               common        126136100      2974  752830   sh       752830          N/A      752830  N/A       N/A
21st Century
 Insurance             common        90130N103     14026  754108   sh       754108          N/A      754108  N/A       N/A
Williams Controls Inc. common        969465103      1185  784942   sh       784942          N/A      784942  N/A       N/A
DEVX Energy Inc        common        25189P203      5417  827090   sh       827090          N/A      827090  N/A       N/A
Key Energy Services    common        492914106     11295 1041970   sh       1041970         N/A     1041970  N/A       N/A
                                                  455222









































                                                                6
00843001.AI6